Audit Information	12 Months Ended
Sep. 30, 2025
Auditor [Table]
Auditor Name	Alliance LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the consolidated balance sheets of Alpha Technology Group Limited and its subsidiaries (the “Company”), as of September 30, 2025 and 2024, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity and cash flows for each of years ended September 30, 2025, 2024 and 2023 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2025 and 2024, and the results of its operations and its cash flows for each of years ended September 30, 2025, 2024 and 2023 in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).